Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 900	$ 713	$ 690
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	3,759	390	1,637
Related tax effect	(1,327)	(156)	(621)
Reclassification of losses (gains) recognized in net income	(933)	(1,484)	711
Related tax effect	360	572	(274)
Reclassification of losses for which credit-related portion other-than-temporary impairment was recognized in net income			1,807
Related tax effect			(697)
Total other comprehensive income (loss)	1,859	(678)	2,563
Comprehensive income	$ 2,759	$ 35	$ 3,253